SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II
MATCH GROUP, INC. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2016
Allowance for doubtful accounts	$902	$136	(a)	$23		$(385)	(d)	$676
Deferred tax valuation allowance	22,945	(593)	(b)	1,059	(c)	—		23,411
Other reserves	2,514							2,822
2015
Allowance for doubtful accounts	$804	$26	(a)	$87		$(15)	(d)	$902
Deferred tax valuation allowance	24,602	204	(e)	(1,861)	(f)	—		22,945
Other reserves	2,098							2,514
2014
Allowance for doubtful accounts	$822	$(1)	(a)	$89		$(106)	(d)	$804
Deferred tax valuation allowance	23,009	1,277	(g)	316	(h)	—		24,602
Other reserves	2,203							2,098
______________________

(a)	Additions to the allowance for doubtful accounts are charged to expense.

(b)	Amount is primarily related to an other-than-temporary impairment charge for a certain cost method investment and an increase in foreign tax credits.

(c)	Amount is related to the realization of previously unbenefited losses on an available-for-sale marketable equity security included in accumulated other comprehensive loss.

(d)	Write-off of fully reserved accounts receivable.

(e)	Amount is primarily related to a net increase in foreign, federal and state net operating losses.

(f)
Amount is primarily related to the decrease in unbenefited unrealized losses on an available-for-sale marketable equity security included in accumulated other comprehensive loss and currency translation adjustments on foreign net operating losses.

(g)	Amount is primarily related to federal net operating losses.

(h)
Amount is primarily related to the increase in unbenefited unrealized losses on a long-term marketable equity security included in accumulated other comprehensive loss, partially offset by currency translation adjustments on foreign net operating losses.